Note 26 - Called Up Share Capital - Share Outstanding (Details) - USD ($) $ in Thousands				12 Months Ended
		Jun. 30, 2021	Oct. 19, 2020	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Statement Line Items [Line Items]
Balance				$ 40,418		$ 17,890		$ 22,516
Capital raises, shares (in shares)		708,669	3,382,350	82,644		4,091,019
Capital raises 1				$ 122		$ 31,562		6
Employee share scheme issues, shares (in shares)				682,220		792,126
Employee share scheme issues 3				$ 1,878		$ 1,077		344
Balance		$ 40,418		$ 21,966		$ 40,418		17,890
Issued capital [member]
Statement Line Items [Line Items]
Balance, shares (in shares)				18,506,064		13,557,376
Balance				$ 222		$ 163		163
Capital raises, shares (in shares)	[1]			82,644		4,091,019
Capital raises 1				$ 1	[1]	$ 49	[1]	0
THFC investment, shares (in shares)	[2]					49,750
THFC Investment 2	[2]					$ 1
Employee share scheme issues, shares (in shares)	[3]			682,220		792,126
Employee share scheme issues 3				$ 8	[3]	$ 9	[3]	$ 0
Acquisition of non-controlling interest in subsidiary, shares (in shares)	[4]					15,793
Acquisition of non-controlling interest in subsidiary 4	[4]					$ 0
Conversion of equity instruments, shares (in shares)	[5]			2,005,190
Conversion of equity instruments 5	[5]			$ 24
Other share issuances, shares (in shares)	[6]			42,000
Other share issuances 6	[6]			$ 1
Balance, shares (in shares)		18,506,064		21,318,118		18,506,064		13,557,376
Balance		$ 222		$ 256		$ 222		$ 163
Share premium [member]
Statement Line Items [Line Items]
Balance				76,229		40,215		40,215
Capital raises 1				243	[1]	34,317	[1]	0
THFC Investment 2	[2]					499
Employee share scheme issues 3				2,287	[3]	961	[3]	0
Acquisition of non-controlling interest in subsidiary 4	[4]					237
Conversion of equity instruments 5	[5]			20,442
Other share issuances 6	[6]			217
Balance		76,229		99,418		76,229		40,215
Issued capital and share premium [member]
Statement Line Items [Line Items]
Balance				76,451		40,378
Capital raises 1	[1]			244		34,366
THFC Investment 2	[2]					500
Employee share scheme issues 3	[3]			2,295		970
Acquisition of non-controlling interest in subsidiary 4	[4]					237
Conversion of equity instruments 5	[5]			20,466
Other share issuances 6	[6]			218
Balance		$ 76,451		$ 99,674		$ 76,451		$ 40,378

[1]	During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement.
[2]	In February 2021, 49,750 ordinary shares were issued to Tottenham Hotspur Football Club (“THFC”) as part of the exclusive global battery partnership agreement.
[3]	During the year ended June 30, 2022, 724,220 shares (year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[4]	In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.
[5]	On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited, exercised their right to convert the debt instruments into ordinary shares in VivoPower International PLC. A total of 2,005,190 restricted ordinary shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 ordinary shares issued, 1,959,339 were issued to entities owned by AWN Holdings Limited, the Company’s largest individual shareholder.
[6]	During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services. F- 49 Each share has the same right to receive dividends and repayment of capital and represents one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see note 27). Share premium has also been recorded in respect of the share capital related to employee share awards.